CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Non-controlling Interest [Member]	Total
Begining Balance at Dec. 31, 2019	$ 186	$ 81,770	$ 93,986	$ 124	$ 0	$ 3,737	$ 179,803
Begining Balance, Shares at Dec. 31, 2019	65,598,164
NET INCOME	$ 0	0	75,030	0	0	(5)	75,025
Other comprehensive income, net	0	0	0	232	0	0	232
Share-based compensation	0	12,845	0	0	0	0	12,845
Acquisition of non-controlling interest in exchange of ordinary shares (see note 13b)	0	2,220	0	0	0	(2,220)	0
Repurchase of ordinary shares	$ 0	0	0	0	(17,218)	0	(17,218)
Repurchase of ordinary shares (Shares)	(786,882)
Exercise of options	$ 30	4,758	0	0	0	0	4,788
Exercise of options (Shares)	10,756,272
Ending Balance at Dec. 31, 2020	$ 216	101,593	169,016	356	(17,218)	1,512	255,475
Ending Balance, shares at Dec. 31, 2020	75,567,554
NET INCOME	$ 0	0	164,971	0	0	103	165,074
Other comprehensive income, net	0	0	0	(1,675)	0	0	(1,675)
Share-based compensation	0	11,962	0	0	0	0	11,962
Acquisition of non-controlling interest in exchange of ordinary shares (see note 13b)	$ 0	(11,165)	0	0	12,780	(1,615)	0
Acquisition of non-controlling interest in exchange of ordinary shares (see note 13b) (Shares)	582,826
Repurchase of ordinary shares	$ 0	0	0	0	(35,365)	0	(35,365)
Repurchase of ordinary shares (Shares)	(693,734)
Exercise of options	$ 23	20,308	0	0	0	0	20,331
Exercise of options (Shares)	7,521,469
Ending Balance at Dec. 31, 2021	$ 239	122,698	333,987	(1,319)	(39,803)	0	$ 415,802
Ending Balance, shares at Dec. 31, 2021	82,978,115						82,978,115
NET INCOME	$ 0	0	161,520	0	0	0	$ 161,520
Other comprehensive income, net	0	0	0	(6,174)	0	0	(6,174)
Share-based compensation	0	24,452	0	0	0	0	$ 24,452
Repurchase of ordinary shares	$ 0	0	0	0	(42,637)	0
Repurchase of ordinary shares (Shares)	(1,077,213)						(42,637)
Exercise of options	$ 2	1,653	0	0	0	0	$ 1,655
Exercise of options (Shares)	644,089
Ending Balance at Dec. 31, 2022	$ 241	$ 148,803	$ 495,507	$ (7,493)	$ (82,440)	$ 0	$ 544,618
Ending Balance, shares at Dec. 31, 2022	82,544,991						82,544,991